Acquisition of Aetna - Consideration Transferred (Details) - Aetna Inc. shares in Millions	Nov. 28, 2018 USD ($) shares
Business Acquisition [Line Items]
Cash	$ 48,089,000,000
Common stock (274.4 million shares)	22,117,000,000
Fair value of replacement equity awards for pre-combination services (9.9 million shares)	367,000,000
Effective settlement of pre-existing relationship	(807,000,000)
Total consideration transferred	$ 69,766,000,000
Common stock (in shares) | shares	274.4
Fair value of replacement equity awards for pre-combination services (in shares) | shares	9.9
Common stock, shares outstanding (in shares) | shares	327.6
Weighted average share price of stock (in dollars per share)	$ 80.59
Post-combination compensation costs	$ 232,000,000